S000071709 [Member] Investment Risks - Putnam Focused Large Cap Growth ETF	Aug. 31, 2025
Trading issues risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading issues risk: The fund has a limited public trading history. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to net asset value than other actively managed ETFs. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.
The market prices of the fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value, the intraday value of the fund’s holdings and supply and demand for the fund’s shares. The Investment Manager cannot predict whether the fund’s shares will trade above, below or at their net asset value or the intraday value of the fund’s holdings. During periods when the fund is trading below its net asset value, investors may incur significant losses if they sell shares.
The securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the exchange and the corresponding premium or discount to the shares’ net asset value may widen.

Large shareholder transaction risk [Member]
Prospectus [Line Items]
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Large shareholder transaction risk: The fund is subject to the risk that shareholders will purchase or redeem large quantities of shares of the fund. The fund may be an investment option for mutual funds that are managed by the Investment Manager, as defined below, and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. In addition, a large number of shareholders may collectively purchase or redeem fund shares in large amounts rapidly or unexpectedly. Large shareholder transactions may adversely affect the fund’s liquidity and net assets. These redemptions may also adversely affect the fund’s performance if the fund is forced to sell securities, which may also increase the fund’s brokerage costs.

Authorized participant concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized participant concentration risk: Only an authorized participant may engage in creation and redemption transactions directly with the fund. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to net asset value and possibly face trading halts and/or de‑listing.

Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector.
These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk [Member]
Prospectus [Line Items]
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Common stock risk: Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.
Growth stocks: Stocks of companies the Investment Manager believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings or to heightened levels of inflation than the values of other stocks. If the Investment Manager’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Investment Manager has placed on it. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

Industry or sector concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry or sector concentration risk: From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. For example, the fund may invest a significant portion of its assets in companies in the information technology sector that may be significantly affected by technological obsolescence or innovation, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk: There is no guarantee that the investment techniques, analyses, or judgments that the Investment Manager applies in making investment decisions for the fund will produce the intended outcome or that the investments selected for the fund will perform as well as other securities that were not selected for the fund. The Investment Manager, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

Fluctuation of net asset value and share price risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fluctuation of net asset value and share price risk: Shares may trade at a larger premium or discount to the fund’s net asset value than shares of other ETFs. The net asset value of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) net asset value or the intraday value of the fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for fund shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non‑diversified risk: As a non‑diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. Moreover, the gains and losses on a single investment may have a greater impact on the fund’s net asset value and may make the fund more volatile than more diversified funds.